Other Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 804.1
Ending balance	790.4	€ 804.1
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	921.0	235.4
Additions	115.2	505.0
Disposals	2.9	3.2
Reclassifications	0.0	0.0
Currency differences	(11.1)	3.6
Acquisition of subsidiaries and businesses		187.4
Ending balance	1,044.4	921.0
Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(116.9)	(76.9)
Amortization	54.8	40.5
Impairment	(83.3)	0.0
Disposals	(2.8)	(0.3)
Currency differences	1.8	(0.2)
Ending balance	(254.0)	(116.9)
In-process R&D
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	443.5
Ending balance	485.5	443.5
In-process R&D | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	443.5	0.0
Additions	97.1
Disposals	0.0	0.0
Reclassifications	0.0	0.0
Currency differences	0.0	0.0
Acquisition of subsidiaries and businesses		0.0
Ending balance	540.6	443.5
In-process R&D | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Amortization	0.0	0.0
Impairment	(55.1)
Disposals	0.0	0.0
Currency differences	0.0	0.0
Ending balance	(55.1)	0.0
Concessions, licenses and similar rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	338.2
Ending balance	282.2	338.2
Concessions, licenses and similar rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	455.1	222.3
Additions	6.2	45.7
Disposals	2.9	1.6
Reclassifications	11.6	4.9
Currency differences	(11.1)	3.6
Acquisition of subsidiaries and businesses		187.4
Ending balance	481.1	455.1
Concessions, licenses and similar rights | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(116.9)	(76.9)
Amortization	54.8	40.5
Impairment	(28.2)
Disposals	(2.8)	(0.3)
Currency differences	1.8	(0.2)
Ending balance	(198.9)	(116.9)
Advance payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22.4
Ending balance	22.7	22.4
Advance payments | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22.4	13.1
Additions	11.9	15.8
Disposals	0.0	1.6
Reclassifications	(11.6)	(4.9)
Currency differences	0.0	0.0
Acquisition of subsidiaries and businesses		0.0
Ending balance	22.7	22.4
Advance payments | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Amortization	0.0	0.0
Impairment	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Ending balance	€ 0.0	€ 0.0